SEGMENT INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 64,975	$ 37,867	$ 23,019
North America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	35,458	17,487	14,394
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	10,382	6,828	3,557
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	10,811	11,763	1,474
Asia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	7,735	1,497	3,094
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 589	$ 292	$ 500